UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eminence Capital LLC
           --------------------------------------------------
Address:   65 East 55th Street, 25th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number: 028-05589
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 418-2100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ricky C. Sandler          New York, New York            5/15/06
       -------------------------    ---------------------------    -------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        57
                                               -------------

Form 13F Information Table Value Total:        $5,041,705
                                               -------------
                                                (thousands)


List of Other Included Managers:  NONE


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
                                                Form 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------  --------------   ---------  --------  ----------  --- ---- ---------- --------  ----------------------
                                                           VALUE    SHRS OR     SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT     PRN CALL DISCRETION MANAGERS    SOLE     SHARED NONE
----------------------------  --------------   ---------  --------  ----------  --- ---- ---------- --------  ---------  ------ ----

3M CO                               COM        88579Y101   159,327   2,105,000  SH          SOLE              2,105,000
AMERICAN EXPRESS CO                 COM        025816109   131,827   2,508,600  SH          SOLE              2,508,600
ARAMARK CORP                       CL B        038521100   208,387   7,054,400  SH          SOLE              7,054,400
ARBITRON INC                        COM        03875Q108    95,542   2,825,000  SH          SOLE              2,825,000
AZTAR CORP                          COM        054802103    26,885     640,280  SH          SOLE                640,280
BEA SYS INC                         COM        073325102    85,648   6,523,100  SH          SOLE              6,523,100
BRUNSWICK CORP                      COM        117043109   181,476   4,670,000  SH          SOLE              4,670,000
CBS CORP NEW                       CL B        124857202    43,113   1,797,870  SH          SOLE              1,797,870
CHECK POINT SOFTWARE TECH LT        ORD        M22465104    58,965   2,945,300  SH          SOLE              2,945,300
CINTAS CORP                         COM        172908105    91,633   2,150,000  SH          SOLE              2,150,000
CISCO SYS INC                       COM        17275R102   192,475   8,882,100  SH          SOLE              8,882,100
COCA COLA FEMSA S A DE C V    SPON ADR REP L   191241108    47,888   1,442,400  SH          SOLE              1,442,400
COPART INC                          COM        217204106    82,454   3,003,800  SH          SOLE              3,003,800
DELL INC                            COM        24702R101    94,735   3,183,300  SH          SOLE              3,183,300
DIAGEO P L C                        COM          0237400   166,210  10,559,400  SH          SOLE             10,559,400
DOLBY LABORATORIES INC              COM        25659T107    35,187   1,683,600  SH          SOLE              1,683,600
EATON CORP                          COM        278058102   207,373   2,841,900  SH          SOLE              2,841,900
EFUNDS CORP                         COM        28224R101    86,983   3,366,200  SH          SOLE              3,366,200
EMI GROUP PLC                       COM            44473    99,876  22,734,800  SH          SOLE             22,734,800
FEDERATED DEPT STORES INC DE        COM        31410H101    49,844     682,800  SH          SOLE                682,800
FIRST DATA CORP                     COM        319963104   171,754   3,668,400  SH          SOLE              3,668,400
FISERV INC                          COM        337738108    64,889   1,525,000  SH          SOLE              1,525,000
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS   344419106    29,790     325,000  SH          SOLE                325,000
FRANKLIN RES INC                    COM        354613101    50,984     541,000  SH          SOLE                541,000
GUS PLC                             COM           384704   149,352   8,152,830  SH          SOLE              8,152,830
HEIDRICK & STRUGGLES INTL IN        COM        422819102    46,377   1,278,300  SH          SOLE              1,278,300
INTERNATIONAL GAME TECHNOLOG        COM        459902102     5,283     150,000  SH          SOLE                150,000
INTERTEK GROUP PLC                  COM          3163836    26,779   1,875,000  SH          SOLE              1,875,000
KERZNER INTL LTD                    SHS        P6065Y107   176,037   2,262,100  SH          SOLE              2,262,100
LADBROKES PLC                       COM          BOZSH63   123,069  18,220,100  SH          SOLE             18,220,100
MCDONALDS CORP                      COM        580135101   136,557   3,974,300  SH          SOLE              3,974,300
MEREDITH CORP                       COM        589433101    97,884   1,754,500  SH          SOLE              1,754,500
MICROSOFT CORP                      COM        594918104    50,429   1,853,312  SH          SOLE              1,853,312
NAPSTER INC                         COM        630797108     7,229   2,145,000  SH          SOLE              2,145,000
NDS GROUP PLC                  SPONSORED ADR   628891103    18,365     352,960  SH          SOLE                352,960
NIKE INC                           CL B        654106103   131,948   1,550,500  SH          SOLE              1,550,500
ORACLE CORP                         COM        68389X105    97,884   7,150,000  SH          SOLE              7,150,000
PALM INC NEW                        COM        696643105       307      13,258  SH          SOLE                 13,258
PFSWEB INC                          COM        717098107       244     198,200  SH          SOLE                198,200
POLO RALPH LAUREN CORP             CL A        731572103    96,030   1,584,400  SH          SOLE              1,584,400
RANK GROUP PLC                      COM          0724076    31,520   8,050,000  SH          SOLE              8,050,000
RENAULT SA                          COM          4712798   233,486   2,195,750  SH          SOLE              2,195,750
ROSS STORES INC                     COM        778296103   136,822   4,687,300  SH          SOLE              4,687,300
SCHWAB CHARLES CORP NEW             COM        808513105   249,755  14,512,200  SH          SOLE             14,512,200
SPRINT NEXTEL CORP                COM FON      852061100   118,373   4,581,000  SH          SOLE              4,581,000
STERIS CORP                         COM        859152100    64,881   2,628,900  SH          SOLE              2,628,900
STEWART W P & CO LTD                COM        G84922106    31,179   1,479,100  SH          SOLE              1,479,100
STRATOS INTERNATIONAL INC         COM NEW      863100202        27       3,340  SH          SOLE                  3,340
SYNIVERSE HLDGS INC                 COM        87163F106    25,438   1,610,000  SH          SOLE              1,610,000
TIM HORTONS INC                     COM        88706M103    25,369     955,500  SH          SOLE                955,500
US BANCORP DEL                    COM NEW      902973304    43,139   1,414,391  SH          SOLE              1,414,391
VIACOM INC NEW                     CL B        92553P201   107,088   2,760,000  SH          SOLE              2,760,000
WAL MART STORES INC                 COM        931142103    12,306     260,500  SH          SOLE                260,500
WARNER MUSIC GROUP CORP             COM        934550104    61,953   2,856,300  SH          SOLE              2,856,300
WELLPOINT INC                       COM        94973V107    90,454   1,168,200  SH          SOLE              1,168,200
WENDYS INTL INC                     COM        950590109    81,733   1,317,000  SH          SOLE              1,317,000
WILLIAM HILL PLC                    COM          3169889   101,163   9,718,100  SH          SOLE              9,718,100

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